UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY

10010

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period: 3/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Boyar Value Fund, Inc.
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 76.0%
	BANKS - 9.2%
13,595	Bank of America Corp.	$ 92,718
13,207	Bank of New York Mellon Corp. (The)	373,098
18,300	Citigroup, Inc.	46,299
19,250	JPMorgan Chase & Co.	511,665
		1,023,780
	BEVERAGES - 2.8%
17,900	PepsiAmericas, Inc.	308,775

	COMMERCIAL SERVICES - 3.1%
9,500	Arbitron, Inc.	142,595
25,600	Midas, Inc. *	202,752
		345,347
	COMPUTERS - 0.6%
3,000	Diebold, Inc.	64,050

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
14,500	Ameriprise Financial, Inc.	297,105
10,000	NASDAQ OMX Group, Inc. (The) *	195,800
		492,905
	FOOD - 3.0%
6,000	HJ Heinz Co.	198,360
6,000	Kraft Foods, Inc.	133,740
		332,100
	INSURANCE - 5.4%
14,886	Travelers Cos Inc. (The)	604,967

	LEISURE TIME - 2.7%
14,000	Carnival Corp.	302,400

	LODGING - 0.8%
9,500	MGM Mirage *	22,135
15,100	Orient-Express Hotels, Ltd.	61,910
		84,045
	MEDIA - 20.4%
24,064	Cablevision Systems Corp.	311,388
47,076	CBS Corp.	180,772
27,250	Comcast Corp.	350,708
14,000	Meredith Corp.	232,960
44,100	Playboy Enterprises, Inc. *	86,877
17,500	Scholastic Corp.	263,725
1	Time Warner Cable, Inc.	22
23,333	Time Warner, Inc.	450,333
22,000	Walt Disney Co. (The)	399,520
		2,276,305
	MISCELLANEOUS MANUFACTURING - 1.8%
20,000	General Electric Co.	202,200

	PHARMACEUTICALS - 4.7%
38,500	Pfizer, Inc.	524,370

	RETAIL - 10.6%
5,000	CVS Caremark Corp.	137,450
10,900	DineEquity, Inc.	129,274
23,000	Home Depot, Inc.	541,880
29,000	Ltd Brands, Inc.	252,300
30,000	Office Depot, Inc. *	39,300
46,500	Saks, Inc. *	86,955
		1,187,159
	SOFTWARE - 3.0%
18,000	Microsoft Corp.	330,660

	TRANSPORTATION - 3.5%
8,000	United Parcel Service, Inc.	393,760

	TOTAL COMMON STOCK (Cost - $15,547,507)	8,472,823

	INVESTMENT COMPANIES - 9.7%
586,949	Dreyfus Institutional Reserves Money Fund, 0.47%, 12/31/12**	586,949
500,000	Milestone Treasury Obligation Portfolio, 0.27%, 3/31/10**	500,000
	TOTAL INVESTMENT COMPANIES (Cost - $1,086,949)	1,086,949
Principal
Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.4%
$ 1,500,000	Federal Home Loan Bank Discount Notes, 0.036%, 4/9/09
	(Cost - $1,499,967)	1,499,967

	TOTAL INVESTMENTS - 99.1% (Cost - $18,134,423) (a)	$11,059,739
	OTHER ASSETS LESS LIABILITIES - 0.9%	115,447
	TOTAL NET ASSETS - 100%	$11,175,186

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 202,795
	Unrealized depreciation:	(7,277,479)
	Net unrealized depreciation:	$ (7,074,684)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2009.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)
Level 1- Quoted Prices	8,472,823
Level 2 - Other Significant Observable Inputs	2,586,916
Level 3 - Significant Unobservable Inputs	-
Total	11,059,739

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/28/09

By

*/s/  Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/28/09